Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
29.	Leases
We have operating leases for office space, customer centers and a fleet of dedicated vans. Our leases have remaining lease terms of 1 year to 15 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within one year.
As of December 31, 2021, our weighted-average discount rate and weighted-average remaining lease term were approximately 7% and 2 to 8 years, respectively. As of December 31, 2020, our weighted-average discount rate and weighted-average remaining lease term were approximately 6% and 2 to 12 years, respectively.
We had no finance leases as of any of years presented. We had not entered into leases that had not yet commenced as of any of the years presented.
As a result of the impact of
COVID-19
to the travel industry and our business and results of operations, during 2020, we renegotiated some of our lease contracts which included anticipated termination, payment forgiveness and deferral of payments, and in some cases the negotiation is still open to new amendments as new events evolve.
Supplemental cash flow information related to leases were as follows:

	Year ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$7,702	$10,348
As of December 31, 2021, the operating lease liabilities will mature over the following periods:

As of December 31, 2021
2022	$7,195
2023	6,019
2024	4,656
2025	3,651
2026	3,596
2027 and thereafter	11,194

Total remaining lease payments	$36,311
Less: Imputed interest	(8,436)

Total operating lease liabilities:	$27,875

Current operating lease liability	6,938
Non-current operating lease liability	$20,937

Operating lease costs were $7,702, $10,348 and $6,748 for the years ended December 31, 2021, 2020 and 2019, respectively.
Lease Agreements
We have operating leases outstanding for office space in Mexico with Inmobiliaria Buenaventuras, S.A. de C.V., an entity related to JBA, a member of the board of our subsidiary, Viajes Beda.
As of December 31, 2021 and 2020, our weighted-average discount rate under these agreements was approximately 5.3% and 5.1%, respectively, and the weighted average remaining lease term under these agreements was approximately 3 years. Operating lease costs under these agreements were $235 and $1,071 for the years ended December 31, 2021 and 2020, respectively.
Supplemental consolidated balance sheet information related to these lease agreements were as follows:

As of December 31, 2021
Operating lease right-of-use assets	$235

Current lease liabilities	107
Non-current lease liabilities	128

Total operating lease liabilities	$235